Revenue from Contract with Customers (Details) - Schedule of information about receivables, contract assets and contract liabilities - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Information About Receivables Contract Assets And Contract Liabilities Abstract
Receivables, which are included in ‘trade receivables
Receivables, acquired in a business combination